Common Stock and Additional Paid-in Capital - Issuance of common shares (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended		5 Months Ended			6 Months Ended	7 Months Ended				8 Months Ended		9 Months Ended	10 Months Ended				11 Months Ended	12 Months Ended
	Jan. 30, 2017	Jan. 23, 2017	Mar. 11, 2016	Apr. 05, 2016	Mar. 24, 2016	Dec. 31, 2016	Jun. 08, 2016	Jun. 04, 2015	Jul. 06, 2016	Dec. 31, 2016	Aug. 15, 2016	Aug. 03, 2016	Aug. 13, 2015	Sep. 13, 2016	Sep. 01, 2016	Oct. 05, 2016	Nov. 04, 2016	Nov. 01, 2016	Oct. 31, 2016	Oct. 29, 2014	Nov. 16, 2016	Dec. 31, 2016	Dec. 23, 2016	Dec. 31, 2015	Dec. 30, 2015	Dec. 31, 2014	Jun. 08, 2015
Net proceeds from stock issuance																						$ 123,810		$ 0		$ 421,911
Common stock shares issued						4,617,142				4,617,142												4,617,142		59,014
Senior Notes maturity date																						Mar. 31, 2020
Par value of common shares						$ 0.01				$ 0.01												$ 0.01		$ 0.01
Reverse Stock Split			1-for-25 reverse stock split of the Company's common shares, with which seven fractional shares were cashed out								1-for-4 reverse stock split of the Company's common shares, with which five fractional shares were cashed out							1-for-15 reverse stock split of the Company's common shares, with which nine fractional shares were cashed out
Debt facility amount exchanged																						$ 8,750		$ 10,000		0
Cash consideration from sale																						$ 49,911		$ 0		0
Treasury stock, shares						3,009				3,009												3,009		3,009
Debt Conversion, Amount																						$ 8,750		$ 0		$ 0
Subsequent Event
Reverse Stock Split		1-for-8 reverse stock split of the Company's common shares, with which four fractional shares were cashed out
Convertible preferred shares
Number of shares issued																						856,352
Preferred warrants
Number of shares issued																						3,090,405
Prepaid warrants
Number of shares issued																						44,822
Preferred stock
Issuance of preferred stock, shares (Note 13)																						41,688		8,333
Shares converted																						12,522
Preferred stock | Preferred warrants
Dividends on preferred stock converted																						$ 5,551
Shares converted																						80,000
Ocean Rig
Price per common share																											$ 6.96
Cash consideration from sale				$ 49,911
Stockholders Rights Agreement
Stockholders Rights Agreement Description																						The Company's Board of Directors declared a dividend payable of one preferred share purchase right, ("Right"), to purchase one one-thousandth of a share of the Company's Series A Participating Preferred Stock for each outstanding common share.
Number of Rights exercised																						0
5% Convertible Notes
Senior Notes maturity date																										Dec. 01, 2014
Debt Instrument, Face Amount																				$ 700,000
5% Convertible Notes | Repurchase of indebtedness
Net proceeds from stock issuance																				$ 332,852
Sifnos Shareholders Inc. | Revolving Credit Facility
Debt Conversion, Amount					$ 8,750									$ 8,750					$ 7,500						$ 10,000
Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock
Number of preferred shares converted					29,166
Preferred Stock, Voting Rights																						voting power of 5:1
Before 1-for-8 reverse stock split
Common stock shares issued						36,937,133				36,937,133												36,937,133		472,109
Treasury stock, shares						24,078				24,078												24,078		24,078
Before 1-for-8 reverse stock split | Convertible preferred shares
Number of shares issued																						6,850,817
Before 1-for-8 reverse stock split | Preferred warrants
Number of shares issued																						24,723,235
Before 1-for-8 reverse stock split | Prepaid warrants
Number of shares issued																						358,575
Before 1-for-8 reverse stock split | Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock
Number of preferred shares converted					233,333
$120,000 unsecured facility | Ocean Rig | Loan from Affilliate
Ownership in Ocean Rig								4,444,444
Number of Ocean Rig shares pledged as security								20,555,556
Debt facility amount exchanged								$ 40,000
$120,000 Exchangeable Promissory Note | Ocean Rig | Loan from Affilliate
Ownership in Ocean Rig													17,777,778
Debt facility amount exchanged													$ 80,000
Series C Convertible Preferred Stock
Preferred shares annual rate																						8.00%
Series D Convertible Preferred Stock | George Economou
Preferred Stock, Voting Rights																						100.000 votes
Series D Convertible Preferred Stock | Sifnos Shareholders Inc. | Revolving Credit Facility
Number of preferred shares converted														29,166
Preferred Stock, Voting Rights																						100.000 votes
Series D Convertible Preferred Stock | Before 1-for-8 reverse stock split | Sifnos Shareholders Inc. | Revolving Credit Facility
Number of preferred shares converted														233,333
Series E-1 Convertible Preferred Stock | Convertible preferred shares
Dividends on preferred stock converted																						$ 1,400
Shares converted																						20,000
At-the-market offering
Common stock shares issued																				20,833
Par value of common shares																				$ 0.01
At-the-market offering | George Economou
Net proceeds from stock issuance																				$ 80,000
Common stock shares issued																				4,762
At-the-market offering | Before 1-for-8 reverse stock split
Common stock shares issued																				166,667
Price per common share																				$ 1.4
At-the-market offering | Before 1-for-8 reverse stock split | George Economou
Common stock shares issued																				38,095
Securities Purchase Agreement
Issuance of common stock, shares (Note 13)							310
Number of shares issued						149,189				28,697
Common stock issued as dividend									70			17			278	328	339
Securities Purchase Agreement | Before 1-for-8 reverse stock split
Issuance of common stock, shares (Note 13)							2,483
Number of shares issued						1,193,512				229,580
Common stock issued as dividend									562			134			2,222	2,627	2,715
Securities Purchase Agreement | Series C Convertible Preferred Stock
Proceeds from the offering of preferred shares							$ 5,000
Proceeds from warrants							$ 5,000
Dividends on preferred stock converted						$ 344				$ 400
Issuance of preferred stock, shares (Note 13)							5,000
Number of warrants							5,000
Total proceeds							$ 10,000
Shares converted						5,000				5,000
Agreement with Kalani
Net proceeds from stock issuance																						$ 15,000
Proceeds from sale of subsidiary's common stock																						$ 14,850
Issuance of common stock, shares (Note 13)																						388,342
Maximum value of shares to be sold within 24 months																							$ 200,000
Amount of common stock as commitment fee																							$ 1,500
Fee charged																						1.00%
Agreement with Kalani | Subsequent Event
Net proceeds from stock issuance	$ 198,000
Price per common share	$ 6.3
Issuance of common stock, shares (Note 13)	32,028,079
Agreement with Kalani | Commitment Fee
Issuance of common stock, shares (Note 13)																						13,342
Agreement with Kalani | Before 1-for-8 reverse stock split
Issuance of common stock, shares (Note 13)																						3,106,733
Agreement with Kalani | Before 1-for-8 reverse stock split | Commitment Fee
Issuance of common stock, shares (Note 13)																						106,733
Securities Purchase Agreement with Kalani
Issuance of common stock, shares (Note 13)																					13
Total proceeds																					$ 100,000
Securities Purchase Agreement with Kalani | Subject to adjustment
Issuance of common stock, shares (Note 13)																					46,609
Securities Purchase Agreement with Kalani | Before 1-for-8 reverse stock split
Issuance of common stock, shares (Note 13)																					100
Securities Purchase Agreement with Kalani | Before 1-for-8 reverse stock split | Subject to adjustment
Issuance of common stock, shares (Note 13)																					372,874
Securities Purchase Agreement with Kalani | Series E-1 Convertible Preferred Stock
Issuance of preferred stock, shares (Note 13)																					20,000
Number of warrants																					30,000
Securities Purchase Agreement with Kalani | Series E-2 Convertible Preferred Stock
Number of warrants																					50,000